Financial risk management and derivative financial instruments - Summary of covenant tests (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Net debt	$ 2,272	$ 1,851	$ 1,881
Covenant Measures [Member]
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Covenant EBITDA	1,086	896	601
Net debt	2,328	1,898	1,801
Covenant interest payable	$ 88	$ 109	$ 133
Leverage	2.14	2.12	3
Interest cover	12.34	8.22	4.52
Liquidity			$ 2,655